ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	6 Months Ended
Jun. 30, 2022
ACCRUED LIABILITIES AND OTHER PAYABLES
Schedule of information about accrued liabilities and other payables

	As of
	June 30, 2022	December 31, 2021
	RMB’000	RMB’000
Deposits received from distributors	16,200	16,200
Accrued salary	754	514
Accrued rent, electricity and water	1,231	1,156
Accrued other taxes	866	866
Others	987	3,645
	20,038	22,381